Shareholder's Equity and Dividend Restrictions - Statutory Net Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ING USA Annuity and Life Insurance Company (ING USA) | Iowa
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	$ (9.1)		$ 386.0	$ (384.4)
Statutory Capital and Surplus	2,174.1		2,222.0
Minimum Capital Requirements	5.0	[1]
ING Life Insurance and Annuity Company (ILIAC) | Connecticut
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	261.6		194.4	66.0
Statutory Capital and Surplus	1,921.8		1,931.9
Minimum Capital Requirements	3.0	[1]
Security Life of Denver Insurance Company (SLD) | Colorado
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	(129.8)		175.2	(339.9)
Statutory Capital and Surplus	1,459.9		1,519.5
Minimum Capital Requirements	1.5	[1]
ReliaStar Life Insurance Company | Minnesota
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	(155.3)		(83.0)	(234.2)
Statutory Capital and Surplus	2,278.6		2,104.3
Minimum Capital Requirements	$ 4.5	[1]

[1]	The insurance statutes of the state of domicile for the Company's U.S. insurance subsidiaries set forth specific minimum capital requirements.